Preferred shares and share capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		150,000,000		150,000,000
Preferred shares, issued (in shares)		20,118,833		33,335,570
Redemption price per share (in dollars per share)		$ 25.00
Series D
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		20,000,000
Preferred shares, issued (in shares)		5,093,728
Dividend rate per annum (in percent)		7.95%
Liquidation preference		$ 127,300		$ 127,300
Series E
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		15,000,000
Preferred shares, issued (in shares)		0
Dividend rate per annum (in percent)		8.25%
Liquidation preference		$ 0		135,400
Redemption price per share (in dollars per share)			$ 25.00
Series G
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		15,000,000
Preferred shares, issued (in shares)		0
Dividend rate per annum (in percent)		8.20%
Liquidation preference		$ 0		195,000
Redemption price per share (in dollars per share)			$ 25.00
Series H
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		15,000,000
Preferred shares, issued (in shares)		9,025,105
Dividend rate per annum (in percent)		7.875%
Liquidation preference		$ 225,600		225,600
Series I
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		6,000,000
Preferred shares, issued (in shares)		6,000,000
Dividend rate per annum (in percent)		8.00%
Liquidation preference		$ 150,000		150,000
Series J cumulative redeemable
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)		12,000,000
Preferred shares, issued (in shares)		12,000,000
Dividend rate per annum (in percent)	7.00%	7.00%
Liquidation preference	$ 300,000	$ 300,000		$ 0
Period at stated dividend rate		5 years
Annual increase after initial period at stated rate (in percent)		1.50%
Maximum dividend rate (in percent)		11.50%